SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Year-end spot rate [Member] | China, Yuan Renminbi
Leases and Foreign currency translation
Year-end spot rate	1	1	1
Average rate	6.9038	7.2579	7.2221
Year-end spot rate [Member] | Hong Kong, Dollars
Leases and Foreign currency translation
Year-end spot rate	1	1	0
Average rate	7.839	7.7793	0
Average Rate [Member] | China, Yuan Renminbi
Leases and Foreign currency translation
Year-end spot rate	1	1	1
Average rate	7.1024	7.2168	7.153
Average Rate [Member] | Hong Kong, Dollars
Leases and Foreign currency translation
Year-end spot rate	1	1	0
Average rate	7.8039	7.7928	0